Investment in Joint Venture - Information of Assets and Liabilities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint operations [line items]
Noncurrent assets	$ 383,420	$ 333,913	$ 286,480
Current assets	122,298	87,226	76,973
Total assets	505,718	421,139	363,453
Noncurrent liabilities	250,451	220,012	163,201
Current liabilities	102,734	82,466	79,791
Total liabilities	353,185	302,478	242,992
Exploration expenses	2,456	3,155	2,473
Joint Ventures [member]
Disclosure of joint operations [line items]
Noncurrent assets	66,887	63,145	47,322
Current assets	2,417	2,602	944
Total assets	69,304	65,747	48,266
Noncurrent liabilities	5,876	5,946	4,593
Current liabilities	5,524	6,293	6,391
Total liabilities	11,400	12,239	10,984
Production Cost	24,471	21,624	12,959
Exploration expenses	$ 767	$ 849	$ 395